Other Intangible Assets (Details) - USD ($) $ in Millions		12 Months Ended
	Mar. 18, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life		30 years
Amortization of Intangible Assets		$ 324	$ 333	$ 347
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months		328
Finite-Lived Intangible Assets, Amortization Expense, Year Two		328
Finite-Lived Intangible Assets, Amortization Expense, Year Three		328
Finite-Lived Intangible Assets, Amortization Expense, Year Four		328
Finite-Lived Intangible Assets, Amortization Expense, Year Five		328
Contractual customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		9,560	9,232
Finite-Lived Intangible Assets, Accumulated Amortization		$ (1,789)	$ (1,465)
Utica East Ohio Midstream, LLC Acquisition [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	20 years
Acquired Finite-lived Intangible Asset, Weighted-Average Period before Renewal or Extension	10 years